Revenue	12 Months Ended
Oct. 31, 2025
Revenue [Abstract]
REVENUE
5.	REVENUE

Disaggregation of revenue

Year ended April 30, 2023

Segments	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investments	Total
	US$	US$	US$	US$	US$
Revenue from contracts with customers
Digital solutions services
– insurance brokerage services	1,540	—	—	—	1,540
– other digital solutions services	28,037	—	—	—	28,037
Media and entertainment services
– fashion, arts and luxury media advertising services	—	1,294	—	—	1,294
Hotel operations, hospitality and VIP services
- hotel operations, hospitality and VIP services income	—	—	2,195	—	2,195
Total revenue from contracts with customers	29,577	1,294	2,195	—	33,066
Revenue from other sources
Strategic Investment
– net fair value changes on financial assets at FVTPL	—	—	—	15,386	15,386
Total revenue	29,577	1,294	2,195	15,386	48,452
Timing of revenue recognition from contracts with customers
A point in time	1,540	—	—	—	1,540
Over time	28,037	1,294	2,195	—	31,526
Total	29,577	1,294	2,195	—	33,066

Six months ended October 31, 2023

Segments	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$
Revenue from contracts with customers
Digital solutions services
– insurance brokerage services	486	—	—	—	486
– other digital solutions services	1,278	—	—	—	1,278
Media and entertainment services
– fashion, arts and luxury media advertising services	—	27	—	—	27
Hotel operations, hospitality and VIP services
- hotel operations, hospitality and VIP services income	—	—	6,882	—	6,882
Total revenue from contracts with customers	1,764	27	6,882	—	8,673
Revenue from other sources
Strategic Investment
– net fair value changes on financial assets at FVTPL	—	—	—	16,279	16,279

Total revenue	1,764	27	6,882	16,279	24,952
Timing of revenue recognition from contracts with customers
A point in time	486	—	—	—	486
Over time	1,278	27	6,882	—	8,187
Total	1,764	27	6,882	—	8,673

Year ended October 31, 2024

Segments	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$
Revenue from contracts with customers
Digital solutions services
– insurance brokerage services	851	—	—	—	851
– other digital solutions services	2,562	—	—	—	2,562
Media and entertainment services
– fashion, arts and luxury media advertising services	—	4	—	—	4
Hotel operations, hospitality and VIP services
- hotel operations, hospitality and VIP services income	—	—	19,397	—	19,397
Total revenue from contracts with customers	3,413	4	19,397	—	22,814
Revenue from other sources
Strategic Investment
– net fair value changes on financial assets at FVTPL	—	—	—	(3,003)	(3,003)
– dividend income	—	—	—	634	634
Total revenue	3,413	4	19,397	(2,369)	20,445
Timing of revenue recognition from contracts with customers
A point in time	851	—	—	—	851
Over time	2,562	4	19,397	—	21,963
Total	3,413	4	19,397	—	22,814

Year ended October 31, 2025

Segments	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$
Revenue from contracts with customers
Digital solutions services
– insurance brokerage services	407	—	—	—	407
– other digital solutions services	2,566	—	—	—	2,566
Media and entertainment services
– advertising services income	—	14,562	—	—	14,562
– licensing, subscription and marketing services income	—	4,542	—	—	4,542
Hotel operations, hospitality and VIP services
- hotel operations, hospitality and VIP services income	—	—	27,994	—	27,994
Total revenue from contracts with customers	2,973	19,104	27,994	—	50,071
Revenue from other sources
Strategic Investment
– net fair value changes on financial assets at FVTPL	—	—	—	77,059	77,059
– dividend income	—	—	—	8,969	8,969
Total revenue	2,973	19,104	27,994	86,028	136,099
Timing of revenue recognition from contracts with customers
A point in time	407	14,562	—	—	14,969
Over time	2,566	4,542	27,994	—	35,102
Total	2,973	19,104	27,994	—	50,071

Transaction price allocated to the remaining performance obligations

The Group has elected the practical expedient permitted under ASC 606 to not disclose the transaction price allocated to unsatisfied (or partially unsatisfied) performance obligations for contracts with an original expected duration of one year or less.